Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
January 31, 2025
EMK-NPRT1-0425
1.9893931.105
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 2.0%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Vibra Energia SA	132,500	382,427
Financials - 1.4%
Banks - 0.8%
Banco do Brasil SA	106,000	502,283
Itausa SA	266,905	435,437
		937,720
Insurance - 0.6%
BB Seguridade Participacoes SA	61,100	403,115
Caixa Seguridade Participacoes S/A	130,900	328,958
		732,073
TOTAL FINANCIALS		1,669,793

Materials - 0.3%
Metals & Mining - 0.3%
Metalurgica Gerdau SA	78,100	128,618
Vale SA	31,900	295,818
		424,436
TOTAL BRAZIL		2,476,656
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Chile	3,242,724	401,421
CHINA - 28.2%
Communication Services - 7.6%
Diversified Telecommunication Services - 0.5%
China Tower Corp Ltd H Shares (a)(b)	4,610,000	662,662
Entertainment - 0.9%
Netease Inc	53,500	1,105,485
Interactive Media & Services - 6.2%
Autohome Inc Class A ADR	40,794	1,143,048
Baidu Inc A Shares (c)	79,350	894,159
Tencent Holdings Ltd	106,500	5,483,830
		7,521,037
TOTAL COMMUNICATION SERVICES		9,289,184

Consumer Discretionary - 11.4%
Automobile Components - 0.8%
Fuyao Glass Industry Group Co Ltd H Shares (a)(b)	149,200	1,005,313
Automobiles - 0.5%
Brilliance China Automotive Holdings Ltd	1,380,000	671,261
Broadline Retail - 3.5%
JD.com Inc A Shares	94,450	1,901,947
PDD Holdings Inc Class A ADR (c)	15,049	1,684,134
Vipshop Holdings Ltd Class A ADR	39,914	573,564
		4,159,645
Hotels, Restaurants & Leisure - 2.4%
Tongcheng Travel Holdings Ltd (a)	436,000	1,094,533
Trip.com Group Ltd (c)	25,500	1,793,470
		2,888,003
Household Durables - 1.4%
Haier Smart Home Co Ltd H Shares	264,400	872,103
Hisense Home Appliances Group Co Ltd H Shares	230,000	797,012
		1,669,115
Specialty Retail - 1.4%
Pop Mart International Group Ltd (a)(b)	146,800	1,771,036
Textiles, Apparel & Luxury Goods - 1.4%
ANTA Sports Products Ltd	99,400	1,053,117
Bosideng International Holdings Ltd	1,442,000	694,017
		1,747,134
TOTAL CONSUMER DISCRETIONARY		13,911,507

Consumer Staples - 0.6%
Personal Care Products - 0.6%
Hengan International Group Co Ltd	269,000	735,369
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
China Shenhua Energy Co Ltd H Shares	329,500	1,325,764
Inner Mongolia Yitai Coal Co Ltd B Shares	612,337	1,271,212
PetroChina Co Ltd H Shares	1,618,000	1,243,880
		3,840,856
Financials - 4.2%
Banks - 3.6%
Agricultural Bank of China Ltd H Shares	1,033,000	567,437
Bank of China Ltd H Shares	1,620,000	835,823
Bank of Communications Co Ltd H Shares	591,000	477,102
China CITIC Bank Corp Ltd H Shares	453,000	323,256
China Construction Bank Corp H Shares	1,551,000	1,260,053
Industrial & Commercial Bank of China Ltd H Shares	1,402,000	951,869
		4,415,540
Insurance - 0.6%
People's Insurance Co Group of China Ltd/The H Shares	668,000	341,218
PICC Property & Casualty Co Ltd H Shares	230,000	373,120
		714,338
TOTAL FINANCIALS		5,129,878

Industrials - 0.5%
Construction & Engineering - 0.3%
China Railway Group Ltd H Shares	868,000	418,872
Machinery - 0.2%
Yangzijiang Shipbuildling (Holdings) Ltd	97,500	219,416
TOTAL INDUSTRIALS		638,288

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.4%
Kingboard Holdings Ltd	190,000	482,828
Technology Hardware, Storage & Peripherals - 0.3%
Lenovo Group Ltd	370,000	441,154
TOTAL INFORMATION TECHNOLOGY		923,982

Materials - 0.1%
Metals & Mining - 0.1%
Jiangxi Copper Co Ltd H Shares	116,000	182,823
TOTAL CHINA		34,651,887
EGYPT - 0.4%
Financials - 0.4%
Banks - 0.4%
Commercial International Bank - Egypt (CIB)	294,090	446,141
GREECE - 1.3%
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.6%
OPAP SA	46,841	806,365
Specialty Retail - 0.7%
JUMBO SA	30,036	818,067
TOTAL GREECE		1,624,432
HONG KONG - 0.9%
Consumer Staples - 0.9%
Food Products - 0.9%
WH Group Ltd (a)(b)	1,381,500	1,076,249
HUNGARY - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
MOL Hungarian Oil & Gas PLC Class A	145,950	1,071,209
INDIA - 14.0%
Consumer Discretionary - 3.1%
Automobile Components - 0.5%
Motherson Sumi Wiring India Ltd	948,225	614,479
Automobiles - 2.0%
Bajaj Auto Ltd	7,982	815,357
Eicher Motors Ltd	15,766	945,473
Hero MotoCorp Ltd	14,614	732,107
		2,492,937
Hotels, Restaurants & Leisure - 0.0%
ITC Hotels Ltd	15,931	29,970
Textiles, Apparel & Luxury Goods - 0.6%
Kalyan Jewellers India Ltd	122,898	713,838
TOTAL CONSUMER DISCRETIONARY		3,851,224

Consumer Staples - 2.3%
Food Products - 0.7%
Nestle India Ltd	30,917	825,679
Personal Care Products - 0.9%
Hindustan Unilever Ltd	37,167	1,059,361
Tobacco - 0.7%
ITC Ltd	174,391	900,985
TOTAL CONSUMER STAPLES		2,786,025

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Coal India Ltd	203,367	929,537
Oil India Ltd	159,507	774,274
		1,703,811
Financials - 3.8%
Banks - 1.5%
Bank of Baroda	147,331	362,968
Canara Bank	322,066	346,807
Federal Bank Ltd	192,438	415,930
State Bank of India	62,035	553,555
		1,679,260
Capital Markets - 1.1%
Angel One Ltd	15,693	425,063
HDFC Asset Management Co Ltd (a)(b)	9,350	417,745
Multi Commodity Exchange of India Ltd	7,996	529,239
		1,372,047
Financial Services - 0.9%
Jio Financial Services Ltd (c)	144,198	402,298
Power Finance Corp Ltd	80,751	393,890
REC Ltd	69,817	362,601
		1,158,789
Insurance - 0.3%
ICICI Lombard General Insurance Co Ltd (a)(b)	19,993	428,984
TOTAL FINANCIALS		4,639,080

Industrials - 0.9%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd	87,252	294,798
Hindustan Aeronautics Ltd (a)	5,313	241,481
		536,279
Commercial Services & Supplies - 0.2%
Indian Railway Catering & Tourism Corp Ltd	21,472	203,847
Electrical Equipment - 0.2%
Hitachi Energy India Ltd	1,597	237,174
Professional Services - 0.1%
Computer Age Management Services Ltd	4,605	191,582
TOTAL INDUSTRIALS		1,168,882

Information Technology - 2.1%
IT Services - 2.0%
HCL Technologies Ltd	19,381	386,082
Infosys Ltd	51,689	1,121,787
Tata Consultancy Services Ltd	15,367	729,600
Wipro Ltd	71,826	258,641
		2,496,110
Software - 0.1%
Oracle Financial Services Software Ltd	1,141	120,165
TOTAL INFORMATION TECHNOLOGY		2,616,275

Materials - 0.4%
Chemicals - 0.3%
Asian Paints Ltd	7,254	192,690
Solar Industries India Ltd	1,555	183,022
		375,712
Metals & Mining - 0.1%
NMDC Ltd	207,421	158,290
TOTAL MATERIALS		534,002

TOTAL INDIA		17,299,299
INDONESIA - 3.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Telkom Indonesia Persero Tbk PT	3,431,400	559,971
Consumer Staples - 0.9%
Food Products - 0.9%
Indofood Sukses Makmur Tbk PT	2,352,100	1,132,760
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Alamtri Resources Indonesia Tbk PT	5,620,800	803,464
United Tractors Tbk PT	709,400	1,082,597
		1,886,061
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	1,180,000	684,110
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	677,900	199,627
Materials - 0.0%
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	69,800	28,905
TOTAL INDONESIA		4,491,434
KOREA (SOUTH) - 9.4%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.3%
LG Uplus Corp	68,678	474,554
Entertainment - 0.6%
Krafton Inc (c)	2,777	695,684
TOTAL COMMUNICATION SERVICES		1,170,238

Consumer Discretionary - 1.7%
Automobile Components - 1.1%
Hankook Tire & Technology Co Ltd	18,697	526,939
Hyundai Mobis Co Ltd	4,490	814,257
		1,341,196
Automobiles - 0.6%
Kia Corp	10,807	758,647
TOTAL CONSUMER DISCRETIONARY		2,099,843

Consumer Staples - 1.6%
Food Products - 0.7%
Orion Corp/Republic of Korea	13,559	946,237
Tobacco - 0.9%
KT&G Corp	14,296	1,088,188
TOTAL CONSUMER STAPLES		2,034,425

Financials - 1.0%
Banks - 0.4%
Woori Financial Group Inc	45,658	505,914
Insurance - 0.6%
DB Insurance Co Ltd	6,026	402,701
Hyundai Marine & Fire Insurance Co Ltd	17,068	290,732
		693,433
TOTAL FINANCIALS		1,199,347

Industrials - 0.7%
Industrial Conglomerates - 0.4%
GS Holdings Corp	8,780	232,643
LG Corp	5,598	288,569
		521,212
Machinery - 0.3%
Doosan Bobcat Inc	10,406	344,121
TOTAL INDUSTRIALS		865,333

Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 0.2%
IsuPetasys Co Ltd	612	16,300
LG Display Co Ltd (c)	4,094	26,063
LG Innotek Co Ltd	176	18,012
Samsung Electro-Mechanics Co Ltd	744	68,665
Samsung SDI Co Ltd	708	108,174
		237,214
IT Services - 0.0%
Samsung SDS Co Ltd	509	42,282
Semiconductors & Semiconductor Equipment - 0.9%
DB HiTek Co Ltd	486	10,820
Hanmi Semiconductor Co Ltd	698	54,380
LEENO Industrial Inc	126	18,601
SK Hynix Inc	7,060	967,895
		1,051,696
Technology Hardware, Storage & Peripherals - 2.3%
CosmoAM&T Co Ltd (c)	312	11,338
Samsung Electronics Co Ltd	75,588	2,725,954
		2,737,292
TOTAL INFORMATION TECHNOLOGY		4,068,484

Materials - 0.1%
Chemicals - 0.0%
Kumho Petrochemical Co Ltd	1,188	86,258
Metals & Mining - 0.1%
Hyundai Steel Co	6,153	98,033
TOTAL MATERIALS		184,291

TOTAL KOREA (SOUTH)		11,621,961
MALAYSIA - 1.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telekom Malaysia Berhad	346,800	513,490
Financials - 1.1%
Banks - 0.9%
CIMB Group Holdings Bhd	278,500	501,081
Malayan Banking Bhd	225,600	523,322
		1,024,403
Capital Markets - 0.2%
Bursa Malaysia Bhd	147,300	275,929
TOTAL FINANCIALS		1,300,332

Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	36,700	38,284
TOTAL MALAYSIA		1,852,106
MEXICO - 2.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
El Puerto de Liverpool SAB de CV Series C (d)	70,300	353,514
Consumer Staples - 1.5%
Beverages - 0.8%
Arca Continental SAB de CV	105,300	966,087
Household Products - 0.7%
Kimberly Clark DE Mexico Sab D Series A	575,100	863,134
TOTAL CONSUMER STAPLES		1,829,221

Financials - 0.2%
Insurance - 0.2%
Qualitas Controladora SAB de CV	37,800	315,614
Industrials - 0.5%
Transportation Infrastructure - 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	20,800	197,130
Grupo Aeroportuario del Sureste SAB de CV Series B	6,725	183,449
Promotora y Operadora de Infraestructura SAB de CV	18,760	177,941
		558,520
TOTAL MEXICO		3,056,869
QATAR - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Mesaieed Petrochemical Holding Co	380,205	159,768
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (c)(e)	14,450	0
Surgutneftegas PAO (c)(e)	56,600	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (c)(e)	38,410	0
VTB Bank PJSC (c)(e)	18,380	0
		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (c)(e)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (c)(e)	7,348,600	1
TOTAL RUSSIA		1
SAUDI ARABIA - 2.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Saudi Telecom Co	99,462	1,153,544
Financials - 1.3%
Banks - 0.9%
Al Rajhi Bank	39,846	1,051,739
Insurance - 0.4%
Al Rajhi Co for Co-operative Insurance (c)	6,133	284,191
Bupa Arabia for Cooperative Insurance Co	5,729	284,105
		568,296
TOTAL FINANCIALS		1,620,035

Information Technology - 0.4%
IT Services - 0.4%
Elm Co	1,536	477,095
Materials - 0.3%
Chemicals - 0.3%
SABIC Agri-Nutrients Co	6,468	198,315
Saudi Aramco Base Oil Co	5,025	149,515
		347,830
TOTAL SAUDI ARABIA		3,598,504
SOUTH AFRICA - 1.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Exxaro Resources Ltd	105,151	987,417
Financials - 1.0%
Banks - 0.6%
Standard Bank Group Ltd	56,774	662,647
Insurance - 0.4%
Momentum Group Ltd	342,639	528,732
TOTAL FINANCIALS		1,191,379

TOTAL SOUTH AFRICA		2,178,796
TAIWAN - 20.9%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.6%
Chunghwa Telecom Co Ltd	188,000	715,167
Entertainment - 0.6%
International Games System Co Ltd	25,000	722,623
Wireless Telecommunication Services - 0.9%
Far EasTone Telecommunications Co Ltd	203,000	546,453
Taiwan Mobile Co Ltd	177,000	594,903
		1,141,356
TOTAL COMMUNICATION SERVICES		2,579,146

Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Pou Chen Corp	663,000	742,451
Financials - 2.0%
Banks - 1.5%
Far Eastern International Bank	1,012,282	416,011
King's Town Bank Co Ltd	251,000	391,133
SinoPac Financial Holdings Co Ltd	709,775	492,297
Taichung Commercial Bank Co Ltd	834,706	482,032
		1,781,473
Financial Services - 0.5%
Yuanta Financial Holding Co Ltd	603,320	637,829
TOTAL FINANCIALS		2,419,302

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Far Eastern New Century Corp	369,000	353,463
Information Technology - 14.3%
Communications Equipment - 0.2%
Accton Technology Corp	13,000	303,074
Electronic Equipment, Instruments & Components - 1.7%
Compeq Manufacturing Co Ltd	56,000	117,722
Hon Hai Precision Industry Co Ltd	174,000	956,979
Lotes Co Ltd	3,000	172,330
Primax Electronics Ltd	42,000	104,717
Simplo Technology Co Ltd	11,000	134,273
Synnex Technology International Corp	61,000	132,706
Tripod Technology Corp	21,000	126,085
Wpg Holding Co Ltd	60,000	130,164
WT Microelectronics Co Ltd	37,000	128,315
Zhen Ding Technology Holding Ltd	31,000	113,190
		2,116,481
Semiconductors & Semiconductor Equipment - 11.4%
ASE Technology Holding Co Ltd	66,000	356,942
ASMedia Technology Inc	2,000	126,497
ASPEED Technology Inc	1,000	108,470
Jentech Precision Industrial Co Ltd	4,000	169,274
King Yuan Electronics Co Ltd	43,000	149,123
MediaTek Inc	24,000	1,074,309
Novatek Microelectronics Corp	13,000	208,140
Powertech Technology Inc	30,000	107,248
Radiant Opto-Electronics Corp	24,000	146,663
Realtek Semiconductor Corp	12,000	198,729
Taiwan Semiconductor Manufacturing Co Ltd	323,000	11,201,571
Topco Scientific Co Ltd	14,000	124,053
		13,971,019
Technology Hardware, Storage & Peripherals - 1.0%
Asustek Computer Inc	16,000	296,749
Catcher Technology Co Ltd	24,000	145,930
Chicony Electronics Co Ltd	29,000	135,572
Compal Electronics Inc	153,000	171,335
Getac Holdings Corp	35,000	127,796
Pegatron Corp	57,000	168,415
Wiwynn Corp	3,000	205,329
		1,251,126
TOTAL INFORMATION TECHNOLOGY		17,641,700

Materials - 0.1%
Chemicals - 0.1%
Taiwan Fertilizer Co Ltd	126,000	201,351
Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Huaku Development Co Ltd	546,000	1,851,809
TOTAL TAIWAN		25,789,222
THAILAND - 1.1%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Advanced Info Service PCL depository receipt	89,900	758,177
Intouch Holdings PCL depository receipt	221,500	639,669

TOTAL THAILAND		1,397,846
TURKEY - 3.9%
Communication Services - 0.6%
Wireless Telecommunication Services - 0.6%
Turkcell Iletisim Hizmetleri AS	241,648	728,570
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
BIM Birlesik Magazalar AS	74,152	1,137,491
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Turkiye Petrol Rafinerileri AS	228,074	898,200
Financials - 1.5%
Banks - 1.5%
Akbank TAS	275,363	498,057
Haci Omer Sabanci Holding AS	166,746	464,604
Turkiye Is Bankasi AS Class C	1,071,732	423,264
Yapi ve Kredi Bankasi AS	500,546	428,872
		1,814,797
Industrials - 0.2%
Industrial Conglomerates - 0.2%
KOC Holding AS	41,263	195,415
TOTAL TURKEY		4,774,473
UNITED ARAB EMIRATES - 3.9%
Financials - 0.5%
Banks - 0.5%
Abu Dhabi Islamic Bank PJSC	153,177	650,566
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Salik Co PJSC	244,707	323,118
Real Estate - 3.1%
Real Estate Management & Development - 3.1%
Emaar Properties PJSC	1,051,429	3,864,443
TOTAL UNITED ARAB EMIRATES		4,838,127
TOTAL COMMON STOCKS (Cost $117,594,897)		122,806,401

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (c)(e) (Cost $23,788)	1,200	0

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.37	182,499	182,536
Fidelity Securities Lending Cash Central Fund (g)(h)	4.37	73,886	73,893
TOTAL MONEY MARKET FUNDS (Cost $256,429)			256,429

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $117,875,114)	123,062,830
NET OTHER ASSETS (LIABILITIES) - 0.2% (f)	292,868
NET ASSETS - 100.0%	123,355,698

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	9	Mar 2025	490,680	7,476	7,476

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,698,003 or 5.4% of net assets.

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,361,989 or 4.3% of net assets.

(c)	Non-income producing
(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)	Includes $58,011 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	288,455	5,980,873	6,086,792	4,431	-	-	182,536	182,499	0.0%
Fidelity Securities Lending Cash Central Fund	-	263,746	189,853	22	-	-	73,893	73,886	0.0%
Total	288,455	6,244,619	6,276,645	4,453	-	-	256,429	256,385

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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